[Logo] M F S(R)
INVESTMENT MANAGEMENT
WE INVENTED THE MUTUAL FUND(R)
                                                               SEMIANNUAL REPORT
                                                                JANUARY 31, 2001


                           MFS(R) CONCENTRATED GROWTH FUND

PORTFOLIO OF INVESTMENTS (Unaudited) - January 31, 2001

Stocks - 94.0%
----------------------------------------------------------------------------
ISSUER                                           SHARES              VALUE
----------------------------------------------------------------------------
U.S. Stocks - 92.0%
  Automotive - 3.1%
    Harley-Davidson, Inc.                           210       $      9,532
----------------------------------------------------------------------------
  Cellular Telephones - 3.0%
    Sprint Corp. (PCS Group)*                       300       $      9,150
----------------------------------------------------------------------------
  Computer Software - Services - 6.7%
    BEA Systems, Inc.                               180       $     11,869
    E.piphany, Inc.*                                220              8,607
                                                              ------------
                                                              $     20,476
----------------------------------------------------------------------------
  Computer Software - Systems - 15.4%
    Citrix Systems, Inc.*                           370        $    13,274
    Extreme Networks, Inc.*                         280             13,335
    QLogic Corp.*                                   100              8,800
    Sun Microsystems, Inc.*                         370             11,308
                                                              ------------
                                                              $     46,717
----------------------------------------------------------------------------
  Consumer Products - 3.2%
    Staples, Inc.                                   580       $      9,606
----------------------------------------------------------------------------
  Conglomerate - 6.1%
    Tyco International Ltd.                         300       $     18,480
----------------------------------------------------------------------------
  Utilities - Electric - 2.7%
    AES Corp.*                                      140       $      8,068
----------------------------------------------------------------------------
  Electronics - 15.7%
    Analog Devices, Inc.*                           210       $     13,146
    Flextronics International Ltd.*                 450             17,156
    RadioShack Corp.                                170              9,357
    Texas Instruments, Inc.                         180              7,884
                                                              ------------
                                                              $     47,543
----------------------------------------------------------------------------
  Financial Services - 6.5%
    Goldman Sachs Group, Inc.                       100       $     11,375
    Morgan Stanley Dean Witter & Co.                100              8,475
                                                              ------------
                                                              $     19,850
----------------------------------------------------------------------------
  Insurance - 2.9%
    AFLAC, Inc.                                     150       $      8,847
----------------------------------------------------------------------------
  Internet - 2.4%
    Verisign, Inc.*                                 100       $      7,350
----------------------------------------------------------------------------
  Oil Services - 7.6%
    Global Marine, Inc.                             330       $      9,488
    Noble Drilling Corp.*                           300             13,536
                                                              ------------
                                                              $     23,024
----------------------------------------------------------------------------
  Oils - 2.7%
    Transocean Sedco Forex, Inc.                    180       $      8,181
----------------------------------------------------------------------------
  Telecommunications - 14.0%
    Cisco Systems, Inc.*                            250       $      9,359
    Corning, Inc.                                   230             13,043
    JDS Uniphase Corp.                              210             11,511
    XO Communications, Inc.                         350              8,619
                                                              ------------
                                                              $     42,532
----------------------------------------------------------------------------
Total U.S. Stocks                                             $    279,356
----------------------------------------------------------------------------
Foreign Stocks - 2.0%
  Bermuda - 2.0%
    Global Crossing Ltd. (Telecommunications)       270       $      5,945
----------------------------------------------------------------------------
Total Stocks (Identified Cost, $302,658)                      $    285,301
----------------------------------------------------------------------------
Total Investments (Identified Cost, $302,658)                 $    285,301
Other Assets, Less Liabilities - 6.0%                               18,355
----------------------------------------------------------------------------
Net Assets - 100.0%                                           $    303,656
----------------------------------------------------------------------------

*Non-income producing security.

See notes to financial statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (Unaudited)
-------------------------------------------------------------------------------
JANUARY 31, 2001
-------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                   $  302,658
  Unrealized depreciation                                              (17,357)
                                                                    ----------
    Total investments, at value                                     $  285,301
  Cash                                                                  76,918
  Receivable for investments sold                                        4,028
  Interest and dividends receivable                                         20
                                                                    ----------
    Total assets                                                    $  366,267
                                                                    ----------
Liabilities:
  Payable for investments purchased                                 $   62,602
  Payable to affiliates -
    Management fee                                                           6
    Reimbursement fee                                                        3
                                                                    ----------
    Total liabilities                                               $   62,611
                                                                    ----------
Net assets                                                          $  303,656
                                                                    ==========

Net assets consist of:
  Paid-in capital                                                   $  363,149
  Unrealized depreciation on investments and
   translation of assets and liabilities in foreign currencies         (17,357)
  Accumulated undistributed net realized loss on
   investments and foreign currency transactions                       (41,755)
  Accumulated undistributed net investment loss                           (381)
                                                                    ----------
    Total                                                           $  303,656
                                                                    ==========
Shares of beneficial interest outstanding:                              37,800
Net assets:                                                         $  303,656

  Net asset value per share
  (net assets / shares of beneficial interest outstanding)           $8.03
                                                                     =====

  Offering price per share (100 / 94.25 of net asset
     value per share)                                                $8.52
                                                                     =====

On sales of $50,000, the offering price of shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of shares.

See notes to financial statements.

Statements of Operations (Unaudited)
------------------------------------------------------------------------------
SIX MONTHS ENDED JANUARY 31, 2001
------------------------------------------------------------------------------
Net investment income:
  Income -
    Interest                                                   $      512
    Dividends                                                         775
    Foreign taxes withheld                                            (14)
                                                               ----------
      Total investment income                                  $    1,273
                                                               ----------

  Expenses -
    Management fee                                             $    1,240
    Shareholder servicing agent fee                                   165
    Administrative fee                                                 20
    Custodian fee                                                      67
    Printing                                                          787
    Auditing fees                                                   2,659
    Legal fees                                                      2,442
    Miscellaneous                                                     683
                                                               ----------
      Total expenses                                           $    8,063
    Fees paid indirectly                                              (67)
    Reduction of expenses by investment adviser                    (6,342)
                                                               ----------
      Net expenses                                             $    1,654
                                                               ----------
        Net investment loss                                    $     (381)
                                                               ----------
Realized and unrealized loss on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                    $  (15,308)
                                                               ----------

  Change in unrealized depreciation -
    Investments                                                $  (30,877)
                                                               ----------

        Net realized and unrealized loss on investments
           and foreign currency                                $  (46,185)
                                                               ----------
          Decrease in net assets from operations               $  (46,566)
                                                               ==========

See notes to financial statements.

Statements of Changes to Net Assets
----------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS ENDED       PERIOD ENDED
                                                                 JANUARY 31, 2001     JULY 31, 2000*
                                                                      (UNAUDITED)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                              $    (381)             $    (218)
  Net realized gain (loss) on investments and foreign currency
    transactions                                                     (15,308)                25,549
  Net unrealized gain (loss) on investments and foreign currency
    translation                                                      (30,877)                13,520
                                                                   ---------              ---------
      Increase (decrease) in net assets from operations            $ (46,566)             $  38,851
                                                                   ---------              ---------
Distributions declared to shareholders -
  From net realized gain on investments and foreign currency
    transactions                                                   $ (51,778)             $    --
                                                                   ---------              ---------
Net increase in net assets from fund share transactions            $  56,067              $ 307,082
                                                                   ---------              ---------
      Total increase (decrease) in net assets                      $ (42,277)             $ 345,933
Net assets:
  At beginning of period                                             345,933                   --
                                                                   ---------              ---------
  At end of period (including accumulated net investment
    loss of $381 and $0, respectively.)                            $ 303,656              $ 345,933
                                                                   =========              =========

*For the period from the commencement of the fund's investment operations, May 1, 2000, through July 31, 2000.

See notes to financial statements.

Financial Highlights

-----------------------------------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED              PERIOD ENDED
                                                              JANUARY 31, 2001            JULY 31, 2000*
                                                                   (UNAUDITED)
------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                        $ 11.26                 $ 10.00
                                                                             -------                 -------
Income from investment operations# -
  Net investment loss(S)                                                     $ (0.01)                $ (0.01)
  Net realized and unrealized gain (loss) on investments                       (1.55)                   1.27
                                                                             -------                 -------
      Total from investment operations                                       $ (1.56)                $  1.26
                                                                             -------                 -------

Less distributions declared to shareholders -                                                              $
  From net realized gain on investments and foreign currency
    transactions                                                             $ (1.67)                   --
                                                                             -------                 -------
Net asset value - end of period                                              $  8.03                 $ 11.26
                                                                             =======                 =======
Total return(+)                                                               (12.62)%++               12.60%++
                                                                             -------                 -------
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                                    1.04%+                  1.03%+
  Net investment loss                                                          (0.23)%+                (0.26)%+
Portfolio turnover                                                               298%                    124%
Net assets at end of period (000 Omitted)                                    $   304                 $   346

(S)  Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

       Net investment loss                                                   $ (0.20)                $ (0.75)
       Ratios (to average net assets):
         Expenses##                                                             4.85%+                 28.56%+
         Net investment (loss)                                                 (4.04)%+               (27.79)%+

*    For the period from the commencement of the fund's investment operations, May 1 2000, through July 31, 2000.
+    Annualized.
++   Not annualized.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect expense reductions from certain expense offset arrangements.
(+)  Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Concentrated Growth Fund is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith by the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Fees Paid Indirectly - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguish between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

(3) Transactions with Affiliates
Investment Adviser - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management fee. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At January 31, 2001, aggregate unreimbursed expenses amounted to $29,185.

The fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Trustees currently are not receiving any payments for their services for the fund.

Administrator - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion                       0.0175%
                Next $2.5 billion                      0.0130%
                Next $2.5 billion                      0.0005%
                In excess of $7 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the fund for the period ended January 31, 2001.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of the fund's average daily net assets attributable to Class A shares. Payment of the 0.10% per annum Class A distribution fee and the 0.25% per annum Class A service fee will commence on such a date as the Trustees of the fund may determine.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares of the fund during the period ended January 31, 2001.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) Portfolio Securities
Purchases and sales of investments, other than short-term obligations, were as follows:

Purchases                                                  $926,123
                                                           --------
Sales                                                      $856,928
                                                           --------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost                                             $302,658
                                                           --------
Gross unrealized appreciation                              $ 15,289
Gross unrealized depreciation                               (32,646)
                                                           --------
    Net unrealized depreciation                            $(17,357)
                                                           ========

(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

Class A shares

SIX MONTHS ENDED JANUARY 31, 2001                                  SHARES      AMOUNT
--------------------------------------------------------------------------------------
Shares sold                                                           930    $  8,738
Shares issued to shareholders in reinvestment of distributions      6,651      51,743
Shares reacquired                                                    (495)     (4,414)
                                                                 --------    --------
Net increase                                                        7,086    $ 56,067
                                                                 ========    ========

PERIOD ENDED JULY 31, 2000*                                        SHARES      AMOUNT
-------------------------------------------------------------------------------------
Shares sold                                                        30,969    $309,673
Shares reacquired                                                    255)     (2,591)
                                                                 --------    --------
Net increase                                                       30,714    $307,082
                                                                 ========    ========
*For the period from the commencement of the fund's investment operations, May 1, 2000, through July 31, 2000.

(6) Line of Credit
The fund and other affiliated funds participate in a $1.1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. There was no commitment fee allocated to the fund for the period ended January 31, 2001. The fund had no significant borrowings during the period.

(7) Significant Events
MFS Concentrated Growth Fund will liquidate its assets on March 16, 2001.